Fair Value of Financial Instruments (Details 2)	6 Months Ended
Jun. 30, 2015 USD ($)
Fair Value Of Financial Instruments Details 2
Beginning balance as of January 1, 2014	$ 268,403
Fair value of derivative liabilities issued
Net Loss/Gain on change in derivative liability	$ (52,180)
Ending balance as of June 30, 2015	$ 216,223